Significant Suppliers and Customers (Details Narrative) - Sales [Member] - Customer Concentration Risk [Member] - Number	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Number of customers	3	3
Percentage of sales	25.00%	27.00%